STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, beginning of period	$ 50.0
Fair value, end of period	$ 54.0	$ 50.0
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	1,011	837
Settled for cash (shares) | shares	(384)	0
Granted (shares) | shares	145	174
Credits for dividends (shares) | shares	0	0
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	772	1,011
Fair value, beginning of period	$ 18.3	$ 14.4
Aggregate share-based liability, fair value, other equity instruments, exercised or vested	(6.7)	0.0
Aggregate share-based liability, fair value, other equity instruments, granted	2.5	2.9
Aggregate share-based liability fair value, other equity instruments, credit for dividends	0.0	0.0
Increase (decrease) in aggregate share-based liability, fair value, other equity instruments	(2.1)	1.0
Fair value, end of period	$ 12.0	$ 18.3
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	2,855	2,337
Settled for cash (shares) | shares	(1,665)	(1,383)
Granted (shares) | shares	2,395	1,820
Credits for dividends (shares) | shares	101	81
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	3,686	2,855
Fair value, beginning of period	$ 34.0	$ 26.3
Aggregate share-based liability, fair value, other equity instruments, exercised or vested	(31.3)	(23.2)
Aggregate share-based liability, fair value, other equity instruments, granted	37.6	32.9
Aggregate share-based liability fair value, other equity instruments, credit for dividends	1.7	1.4
Increase (decrease) in aggregate share-based liability, fair value, other equity instruments	(2.7)	(3.4)
Fair value, end of period	$ 39.3	$ 34.0